Other Non-Current Assets and Other Non-Current Financial Assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of Other Noncurrent Assets [abstract]
Non-current prepaid advertising expenses	$ 388	$ 376
Guarantee deposits	1,647	1,835
Prepaid bonuses	247	195
Advances to acquire property, plant and equipment	233	266
Shared based payment	160	151
Indemnifiable contingencies from business combinations	3,336	4,510
Recoverable tax added in business combinations	395	459
Other	66	329
Other non-current assets	6,472	8,121
Other non-current financial assets	226	322
Derivative financial instruments	1,897	955
Other non-current financial assets	$ 2,123	$ 1,277	$ 108